IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2018
IMPAIRMENT OF LONG-LIVED ASSETS
IMPAIRMENT OF LONG-LIVED ASSETS

NOTE 18 - IMPAIRMENT OF LONG-LIVED ASSETS

The Company has estimated the recoverable amount of its long-term assets based on value in use considering that there is no active market for the infrastructure linked to the concession. The value in use is determined based on the present value of the estimated future cash flow.

The assumptions used consider the Company’s best estimate of future trends in the electricity sector and are based on both external sources of information and historical data on cash-generating units. Cash flow was projected based on the Company’s operating results and projections until the end of the concession. When the need to recognize a provision for the impairment of long-term assets is identified, this provision is recognized in the income statement for the year, under “Operating Provisions”.

The assumptions used by the Management in determining the discounted future cash flows for the purposes of recognizing the recoverable amount of long-term assets may be affected by several uncertain events, among which the following stand out: maintenance of the levels of electricity consumption, rate of growth of economic activity in the country and the availability of water resources.

Although much of the revenue from cash-generating units is linked to contracts with adjustment clauses considering inflation protection, changes in the political and economic model may result in a higher country-risk projection, leading to an increase in the discount rates used in tests.

The following main assumptions were considered:

•	Growth compatible with historical data and growth prospects of the Brazilian economy;
•

Discount rate per annum (after taxes) specific to the tested segments: 5.92% for non-extended generation, 5.86% for extended generation (except nuclear, see below) and 5.86% for transmission (6.12% for extended, 5.88% for extended generation (except nuclear) and 5.88% for transmission in 2017), taking into account the weighted average cost of capital;

•	Revenues projected in accordance with the contracts, with no provision for the extension of the concession/authorization;
•	Segregated expenses per cash-generating unit, projected based on the Business and Management Master Plan (PDNG) for 5 years and consistent with the plan for the remaining years;
•	The Company treated each of its projects (concessions)as independent cash-generating units.

Below, we highlight two of the main impairment tests considered by the Company in December 2018.

Angra 3 Nuclear Power Plant

During the second half of 2018, the Company changed the expectation of its completion of the Angra 3 project; the new estimated date of operation was January 2026. In December 2017, this estimate was January 2025.

In that same year, the total budget of the project was updated to the base June of 2018, so as to reflect the reality of the project besides the reprogramming of activities due to the new schedule of the work. This amendment was also approved in accordance with RDE 1434.002/18 of November 6, 2018.

The indirect costs also changed in relation to the position of 2017, with the revision of the forecast of structural expenses with internal engineering and inspection. In this group of indirect costs, it was considered the payment of 100% of the loan charges of the BNDES, CEF and Eletrobras RGR during the entire construction period from January 2019 to December 2025. The financial charges accrued until of December 2018 were incorporated as an indirect cost of the project.

By means of Resolution No. 14 of October 9, 2018, at an extraordinary meeting of the National Council for Energy Policy - CNPE, the Report prepared by the Working Group established by Resolution No. 7 of June 5, 2018 was approved, indicating the date of January 2026 as the new date foreseen for the start of commercial operation of the Angra 3 Nuclear Power Plant, as well as recommending to use as reference price for energy from the Plant the value of R$ 480.00/MWh as of July 2018, further determining, in its article 2, that the MME should propose to the Council of the Investment Partnership Program (CPPI), created by Law No. 13,334, of September 2016:

... “I - the support, as appropriate, to the governance of the actions necessary to make Angra 3 viable; and II - the evaluation of the possibility of qualifying the project in the Investment Partnership Program - PPI, after completing the studies that indicate the possible applicable model.”

The methodology applied in the impairment test of the project considers as recoverable assets the costs already incurred up to the date of these Financial Statements, comparing with a discounted cash flow extended up to the end of the economic useful life of the Plant that corresponds to 40 years, starting from the new date of entry into operation, January 2026, considering as an economic useful life the license of operation compatible with the Angra Plant and a similar project.

The Company, taking into account this new scenario, reviewed the premises of the Angra 3 project and performed a new recovery test of this project in December 2018.

The main assumptions used in the recoverability test of this project are described below:

•	Contractual inflation rate adjustments;
•

Due to the peculiar characteristics of financing, the discount rate per annum was calculated considering the specific capital structure of the project, which resulted in the discount rate for the December 2018 base of 7.03%  (5.39% in December 2017). In these calculations, in addition to the traditional parameters, the beta calculated by ANEEL was considered, leveraging the capital structure of the project. The beta option used by ANEEL consists of the fact that no Brazilian publicly-owned electric energy generation company has nuclear power generation assets, as opposed to the sample of companies used in ANEEL’s beta calculation, which considers US companies with at least two nuclear power generation plants;

•

The current contractual price of R$ 148.65/MWh, adjusted to R$ 254.50/MWh in 2017, was out of date with the current needs of the project, which was the main reason that led the Company to recognize a provision for loss due to devaluation of the asset related to the Angra 3 power plant. The recognition by CNPE of this lag in the rate to make the project viable generated a new reference price for the energy generated by the plant, which was adjusted to R$ 480.00/MWh, where the amount was fundamental to the calculation of the fair value of the plant, leading to the partial reversal of the impairment and the total provision for onerous contract. The CNPE resolution establishes that “After the conclusion of the bidding process to be established under the PPI for partner selection for the viability of the Angra 3 Nuclear Power Plant, an Amendment to the Reserve Energy Contract - REC shall be signed, upon publication of an act of the Ministry of Mines and Energy”;

•

The Angra 2 and Angra 3 plants originate from similar projects and, therefore, the cost parameter of Angra 2 in Angra 3 has been used. What happens is that there will be a cost/productivity gain in the entrance of Angra 3 because there is no need to duplicate all cost-generating activities, as common areas will be serving the two plants; and

•

The synergy for the project, considering internal studies based on the use of the Company’s workforce, pointed to a level of around 25.4%, and this percentage is used to estimate the operational cost of Personnel, Materials, Outsourced Services and Others (PMSO), of the Angra 3 Plant, in the impairment test.

Despite the chronological changes of the project, the Company has ensured the preservation and integrity of the services already executed. In addition, it will adopt measures to implement actions in order to try to recover the possible impacts on the schedule of the Angra 3 project.

The analysis prepared by the Company determined a positive net present value (NPV) for the Angra 3 project of R$ 6,857,841. This result resulted in a total positive record in the result of 2018 of R$ 7,242,554, composed by the reversal of the impairment in Angra 3’s fixed assets of R$ 5,853,711 and a reversal of the provision for an onerous contract of R$ 1,388,843 (Note 31).

The accumulated amount related to the provision of impairment of Angra 3 as of December 31, 2018 corresponds to R$ 4,046,642  (R$ 9,900,353 as of December 31, 2017).

The Company continues to monitor the estimates and associated risks in determining the recoverable amount of this project and, as new negotiations, new studies or new information are made and require changes in the business plan of the projects, they will be updated to reflect such changes.

Candiota III TPP (Phase C)

The Company recorded a reversal of impairment for the Candiota III TPP (Phase C). The period of analysis was from January 2019 to July 2041 (the final date of the concession), due to being a new unit and having already occurred the commercialization of its production. In December 2018, the result of the study of the impairment indicates the reversal of the impairment for these assets in the amount of R$ 293,925.

In addition to the aforementioned items, the analysis performed by the Company on December 31, 2018, determined the need for the establishment/(reversal) of a provision for impairment in the following projects:

Generation

				Assets held for
Cash-Generating Unit	12/31/2017	Additions	Reversals	sale	12/31/2018
UTN Angra 3	9,900,353	652,576	(6,506,287)	—	4,046,642
UHE Samuel	308,846	—	(1,980)	—	306,866
UHE Batalha	385,269	—	(8,264)	—	377,005
Candiota Fase B	366,298	—	—	—	366,298
Candiota Fase C	362,631	—	(293,925)	—	68,706
Casa Nova I	346,325	—	(41,503)	—	304,822
Complexo Eólico Pindaí	123,891	—	(44,905)	—	78,986
Complexo Eólico Pindaí II	54,531	—	(53,517)	—	1,014
Complexo Eólico Pindaí III	25,854	—	(25,703)	—	151
UTE Santa Cruz	693,560	38,428	—	—	731,988
UHE Simplício	279,515	—	(80,575)	—	198,940
UTE Camaçari	280,569	—	—	—	280,569
Eólica Hermenegildo III	76,623	—	—	(76,623)	—
Eólica Hermenegildo II	97,580	—	—	(97,580)	—
Eólica Hermenegildo I	92,749	—	—	(92,749)	—
Livramento	129,869	215,340	(18,511)	—	326,698
Eólica Chuí IX	27,159	—	—	(27,159)	—
Others	272,323	13,695	(219,651)	—	66,367
Total	13,823,945	920,039	(7,294,821)	(294,111)	7,155,052

Cash-Generating Unit	12/31/2016	Additions	Reversals	12/31/2017
UTN Angra 3	8,949,393	950,960	—	9,900,353
UHE Samuel	435,860	—	(127,014)	308,846
UHE Batalha	407,703	—	(22,434)	385,269
Candiota Fase B	356,065	10,233	—	366,298
Candiota Fase C	—	362,631	—	362,631
Casa Nova I	324,869	21,456	—	346,325
Complexo Eólico Pindaí	—	123,891	—	123,891
Complexo Eólico Pindaí II	—	54,531	—	54,531
Complexo Eólico Pindaí III	—	25,854		25,854
UTE Santa Cruz	—	693,560	—	693,560
UHE Simplício	342,328	—	(62,813)	279,515
UTE Camaçari	303,911	—	(23,342)	280,569
UHE Serra da Mesa	199,184	—	(199,184)	—
Eólica Hermenegildo III	145,319	—	(68,696)	76,623
Eólica Hermenegildo II	143,029	—	(45,449)	97,580
UHE Passo São João	130,292	—	(57,679)	72,613
Eólica Hermenegildo I	129,769	—	(37,020)	92,749
Livramento	—	129,869	—	129,869
UTE Coaracy Nunes	77,551	—	—	77,551
PCH João Borges	52,530	—	(5,437)	47,093
UHE São Domingos	44,252	—	(44,252)	—
PCH Rio Chapéu	41,755	—	(4,691)	37,064
Eólica Chuí IX	37,028	—	(9,869)	27,159
UTE Santana	27,840	—	—	27,840
UTE Mauá III	—	2,255	—	2,255
Others	52,138	—	(44,231)	7,907
Total	12,200,816	2,375,240	(752,111)	13,823,945

Cash-Generating Unit	12/31/2015	Additions	Reversals	12/31/2016
UTN Angra 3	5,922,141	3,027,252	—	8,949,393
UHE Samuel	417,632	18,228	—	435,860
UHE Batalha	559,345	—	(151,642)	407,703
Candiota Fase B	119,939	236,126	—	356,065
Casa Nova I	163,496	161,373	—	324,869
UHE Simplício	380,220	—	(37,892)	342,328
UTE Camaçari	343,765	—	(39,854)	303,911
UHE Serra da Mesa	—	199,184	—	199,184
Eólica Hermenegildo III	75,598	69,721	—	145,319
Eólica Hermenegildo II	65,815	77,214	—	143,029
UHE Passo São João	118,132	12,160	—	130,292
Eólica Hermenegildo I	56,301	73,468	—	129,769
UTE Coaracy Nunes	77,551	—	—	77,551
PCH João Borges	44,038	8,492	—	52,530
UHE São Domingos	44,703	—	(451)	44,252
PCH Rio Chapéu	37,279	4,476	—	41,755
Eólica Chuí IX	22,631	14,397	—	37,028
UTE Santana	27,840	—	—	27,840
UTE Mauá III	102,191	—	(102,191)	—
Other	81,717	—	(29,579)	52,138
Total	8,660,334	3,902,091	(361,609)	12,200,816

Transmission

		IFRS 15
Cash-Generating Unit	12/31/2017	Adoption	12/31/2018
CC 061-2001	1,115,862	(1,115,862)	—
CT 006-2010 - LT Mascarenha/ Linhares (ES)	25,638	(25,638)	—
LT Jauru Porto Velho	252,757	(252,757)	—
CC 018-2012 Mossoró Ceará Mirim	100,497	(100,497)	—
CC 005-2012 Jardim NSra Socorro	89,830	(89,830)	—
CC 006-2009 Suape II e III	88,101	(88,101)	—
CC 014-2008 Eunápolis TFreitas	86,771	(86,771)	—
CC 020-2010 Igaporâ BJLapa	69,268	(69,268)	—
CC 017-2009 Natal III Sta Rita	59,517	(59,517)	—
LT Funil-Itapebi	53,541	(53,541)	—
LT Camaçari IV - Sapeaçu	52,864	(52,864)	—
LT Pólo	9,044	(9,044)	—
Tucuruí/Miramar	18,660	(18,660)	—
CC 010-2011 Paraíso Lagoa Nova	44,800	(44,800)	—
SE Coletora Porto Velho	3,186	(3,186)	—
LT Recife II - Suape II	45,125	(45,125)	—
CC 010-2007 Ibicoara Brumado	40,611	(40,611)	—
CC 017-2012 Mirueira Jaboatão	31,184	(31,184)	—
CC 018-2009 Eunáp TFreitas C2	30,232	(30,232)	—
CC 019-2012 Igaporã Pindaí	21,506	(21,506)	—
LT Presidente Médice - Santa Cruz	18,544	(18,544)	—
CC 015-2012 Camaçari IV Pirajá	18,060	(18,060)	—
LT Campos Novos - Nova Santa Rita	17,197	(17,197)	—
LT Monte Claro - Garibaldi	5,001	(5,001)	—
Conversora Uruguaiana	1,720	(1,720)	—
SE Ivinhema	6,415	(6,415)	—
Others	287,291	(287,291)	—
	2,593,222	(2,593,222)	—

Upon the adoption of IFRS 15, the Company remeasured the transmission assets, being the impairment previously recognized included in the remeasurement of the new recognized contractual assets . See further details in explanatory notes 3.1.2 and 16.

				Classification-
Cash-Generating Unit	12/31/2016	Additions	Reversals	Held for Sale	12/31/2017
CC 061‑2001	2,077,006	—	(961,144)	—	1,115,862
CT 006-2010 - LT Mascarenha/ Linhares (ES)	—	25,638	—	—	25,638
LT Jauru Porto Velho	311,545	—	(58,788)	—	252,757
CC 018‑2012 Mossoró Ceará Mirim	100,497	—	—	—	100,497
CC 005‑2012 Jardim NSra Socorro	89,830	—	—	—	89,830
CC 006‑2009 Suape II e III	88,101	—	—	—	88,101
CC 014‑2008 Eunápolis TFreitas	81,995	4,776	—	—	86,771
CC 020‑2010 Igaporâ BJLapa	69,268	—	—	—	69,268
LT Ribeiro Gonçalves - Balsas	65,000	—	(65,000)	—	—
CC 017‑2009 Natal III Sta Rita	59,517	—	—	—	59,517
LT Funil-Itapebi	53,541	—	—	—	53,541
LT Camaçari IV - Sapeaçu	50,106	2,758	—	—	52,864
LT Pólo	—	9,044	—	—	9,044
Tucuruí/Miramar	16,069	2,591	—	—	18,660
CC 010‑2011 Paraíso Lagoa Nova	44,800	—	—	—	44,800
SE Coletora Porto Velho	43,973	—	(40,787)	—	3,186
LT Recife II - Suape II	43,153	1,972	—	—	45,125
CC 010‑2007 Ibicoara Brumado	40,611	—	—	—	40,611
CC 017‑2012 Mirueira Jaboatão	31,184	—	—	—	31,184
CC 018‑2009 Eunáp TFreitas C2	30,232	—	—	—	30,232
SE Caxias / Ijuí / N. Petrópolis / Lajeado	27,553	—	(27,553)	—	—
CC 019‑2012 Igaporã Pindaí	21,506	—	—	—	21,506
LT Presidente Médice - Santa Cruz	20,611	—	(2,067)	—	18,544
CC 015‑2012 Camaçari IV Pirajá	18,060	—	—	—	18,060
LT Campos Novos - Nova Santa Rita	16,847	350	—	—	17,197
Others	269,033	194,185	—	(162,791)	300,427
	3,670,038	241,314	(1,155,339)	(162,791)	2,593,222

Cash Generating Unit	12/31/2015	Additions	Reversions	12/31/2016
CC 061‑2001	174,389	1,902,617	—	2,077,006
LT Jauru Porto Velho	126,025	185,520	—	311,545
CC 018‑2012 Mossoró Ceará Mirim	100,497	—	—	100,497
CC 005‑2012 Jardim NSra Socorro	89,830	—	—	89,830
CC 006‑2009 Suape II e III	88,101	—	—	88,101
CC 014‑2008 Eunápolis TFreitas	64,773	17,222	—	81,995
CC 020‑2010 Igaporâ BJLapa	69,268	—	—	69,268
LT Ribeiro Gonçalves - Balsas	35,574	29,426	—	65,000
CC 017‑2009 Natal III Sta Rita	59,517	—	—	59,517
LT Funil-Itapebi	54,597	—	(1,056)	53,541
LT Camaçari IV - Sapeaçu	39,552	10,554	—	50,106
CC 010‑2011 Paraíso Lagoa Nova	44,800	—	—	44,800
SE Coletora Porto Velho	34,123	9,850	—	43,973
LT Recife II - Suape II	28,325	14,828	—	43,153
CC 010-2007 Ibicoara Brumado	40,611	—	—	40,611
CC 017‑2012 Mirueira Jaboatão	31,184	—	—	31,184
CC 018‑2009 Eunáp TFreitas C2	30,232	—	—	30,232
SE Caxias / Ijuí / N. Petrópolis / Lajeado	32,259	—	(4,706)	27,553
CC 019‑2012 Igaporã Pindaí	21,506	—	—	21,506
LT Presidente Médice - Santa Cruz	27,339	—	(6,728)	20,611
CC 015‑2012 Camaçari IV Pirajá	18,060	—	—	18,060
LT Campos Novos - Nova Santa Rita	30,822	—	(13,975)	16,847
Other	65,098	220,004	—	285,102
	1,306,482	2,390,021	(26,465)	3,670,038

Administration

Intangible assets - Administration	12/31/2017	Reversals	12/31/2018
Livramento	215,340	(215,340)	—
Others	48,913	(469)	48,444
Total	264,253	(215,809)	48,444

Intangible assets - Administration	12/31/2016	Additions	12/31/2017
Livramento	—	215,340	215,340
Others	—	48,913	48,913
Total	—	264,253	264,253

The impairment positions for the year are as follows:

	12/31/2018
	Generation	Administration	Total
Fixed assets	6,920,858	—	6,920,858
Intangible assets	234,194	48,444	282,638
Total	7,155,052	48,444	7,203,496

	12/31/2017
	Generation	Transmission	Administration	Total
Fixed assets	13,804,579	—	—	13,804,579
Intangible assets	19,366	—	264,253	283,619
Financial assets	—	2,593,222	—	2,593,222
Total	13,823,945	2,593,222	264,253	16,681,420

A. Cash-Generating Units (CGUs) that do not present a provision for impairment

CGUs that had no impairment have a recoverable amount higher than the book value of fixed assets. The following table shows the percentage in which the recoverable amount (VR) exceeds the book value (VC) of fixed assets, calculated as follows: (recoverable amount/book value - 1). In addition, the Company conducted a sensitivity analysis by increasing the discount rate shown below by 5% and 10% to assess the impairment risk for each CGU. The CGUs that presented risk of impairment were: Curuá-Una HPP and S. Domingos HPP.

	Discount	Provision for		VR/VC - 1	VR/VC-1	Impairment
Cash-Generating Unit	rate	impairment in 2018	VR/VC- 1	(5% var)	(10% var)	risk
HPP Balbina	5.92%	—	75.99%	74.06%	72.16%	—
TPP Aparecida Complexo	5.92%	—	24.02%	23.57%	23.13%	—
TPP Maua 3	5.92%	—	224.01%	215.40%	207.14%	—
Geração Boa Esperança	5.86%	—	281.34%	262.50%	244.52%	—
Geração Complexo PA + Moxotó	5.86%	—	2284.47%	2203.85%	2126.85%	—
Geração Curemas	5.92%	—	48.32%	46.69%	45.09%	—
Geração Funil	5.86%	—	765.53%	669.14%	577.96%	—
Geração Pedra	5.86%	—	181.87%	165.47%	149.90%	—
Geração Sobradinho	5.92%	—	722.40%	630.97%	617.44%	—
Geração Xingó	5.86%	—	8755.84%	8606.13%	8416.29%	—
HPP Itaparica	5.86%	—	1933.47%	1864.30%	1798.21%	—
HPP Curuá-Una	5.92%	—	1.51%	(3.28)%	(7.90)%	3,857
HPP Tucuruí	5.92%	—	252.90%	248.75%	244.66%	—
Angra 1 and 2	5.86%	—	56.17%	52.80%	49.54%	—
EOL CERRO CHATO I*	5.92%	—	29.54%	26.51%	23.61%	—
EOL CERRO CHATO II*	5.92%	—	34.99%	31.82%	28.78%	—
EOL CERRO CHATO III*	5.92%	—	36.32%	33.12%	30.05%	—
HPP GOV. JAYME C. JÚNIOR	5.92%	—	39.80%	36.39%	33.13%	—
HPP S. DOMINGOS	5.92%	—	3.96%	1.79%	(0.31)%	1,225
HPP DE ITUMBIARA	5.92%	—	3237.27%	3223.83%	3210.49%	—
HPP DE MASCAR MORAES	5.92%	—	933.97%	920.71%	907.68%	—
HPP DE SERRA DA MESA	5.92%	—	135.20%	125.80%	116.86%	—
HPP DE MANSO	5.92%	—	115.58%	109.52%	103.70%	—